Contingent liabilities and other financial commitments - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Contingencies And Other Financial Commitments [Abstract]
Contractual obligation to acquire intangible assets	€ 1,193.1	€ 1,721.1